BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS - Assets Held for Sale Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Held for sale, not discontinued operation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of businesses held for sale	$ 1,374	$ 0	$ 0
Liabilities of businesses held for sale	1,944	0	0
Held for sale, not discontinued operation | Captive industrial insurance subsidiary
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of businesses held for sale	638
Liabilities of businesses held for sale	372
Pre-tax gain (loss) on sale	$ (17)
Disposed of by sale, not discontinued operations | Boiler manufacturing business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain (loss) on sale		$ (170)	$ (170)